Organization and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 19, 2016	Nov. 24, 2014
Operating Entities
Business Acquisition [Line Items]
Limited partner units issued (in shares)		20,000,000
Stingray Entities
Business Acquisition [Line Items]
Limited partner units issued (in shares)		10,000,000
IPO
Business Acquisition [Line Items]
Shares issued (in shares)	7,750,000
Sale of stock, price per share (in dollars per share)	$ 15.00
Proceeds from issuance initial public offering	$ 103.1
Over-Allotment Option
Business Acquisition [Line Items]
Shares issued (in shares)	7,500,000
Outstanding shares owned by related parties | IPO
Business Acquisition [Line Items]
Shares issued (in shares)	250,000